Intangible Assets, Net	12 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Intangible assets, net

Note 7 — Intangible assets, net

Intangible assets consisted of the following:

	As of June 30,
	2024	2025
	HKD	HKD	US$
Software	$-	$12,940,000	$1,648,428
Less: accumulated amortization	-	(651,002)	(82,931)
Total	$-	$12,288,998	$1,565,497

Amortization expense for intangible assets for the years ended June 30, 2025, 2024 and 2023 amounted to HKD651,002 (US$82,931), HKD Nil and HKD Nil, respectively.

The table below presents the estimated future amortization expense of intangible assets as of June 30, 2025:

Years ending June 30,	Amount (HKD)	Amount (US$)
2026	$1,868,004	$237,965
2027	1,868,004	237,965
2028	1,868,004	237,965
2029	1,868,004	237,965
2030+	4,816,982	613,637
Total	$12,288,998	$1,565,497